Property, plant and equipment	12 Months Ended
Jun. 30, 2026
Property, plant and equipment
Property, plant and equipment

10. Property, plant and equipment

Changes in the Group’s property, plant and equipment for the years ended June 30, 2026 and 2025 were as follows:

	Buildings and facilities	Machinery and equipment	Others (i)	Total
Net book amount at June 30, 2024	61,620	3,199	3,252	68,071
Cost	161,412	65,556	15,305	242,273
Accumulated depreciation	(99,792)	(62,357)	(12,053)	(174,202)
Balances at June 30, 2024	61,620	3,199	3,252	68,071
Additions	7,553	2,158	1,023	10,734
Currency translation adjustment	-	-	8	8
Transfers	-	2,169	-	2,169
Depreciation charges (ii)	(6,021)	(2,056)	(668)	(8,745)
Net book amount at June 30, 2025	63,152	5,470	3,615	72,237
Cost	168,966	69,883	16,335	255,184
Accumulated depreciation	(105,814)	(64,413)	(12,720)	(182,947)
Balances at June 30, 2025	63,152	5,470	3,615	72,237
Additions	6,975	1,233	311	8,519
Incorporation by business combination (iii)	188	-	37	225
Currency translation adjustment	-	-	7	7
Transfers	-	587	-	587
Depreciation charges (ii)	(6,379)	(2,634)	(858)	(9,871)
Net book amount at June 30, 2026	63,936	4,656	3,112	71,704
Cost	176,129	71,703	16,690	264,522
Accumulated depreciation	(112,193)	(67,047)	(13,578)	(192,818)
Balances at June 30, 2026	63,936	4,656	3,112	71,704

(i)	Includes furniture and fixtures and vehicles.
(ii)

As of June 30, 2026 and 2025, depreciation charges of property, plant and equipment were recognized: ARS 7,084 and ARS 6,465 in “Costs”, ARS 2,768 and ARS 2,265 in “General and administrative expenses” and ARS 19 and ARS 15 in “Selling expenses”, respectively in the Consolidated Statement of Income and Other Comprehensive Income (Note 25).

(iii)	See note 4 to these Consolidated Financial Statements.